Subsequent Events - Additional Information (Details) - USD ($)										6 Months Ended
	Mar. 28, 2023	Mar. 27, 2023	Mar. 24, 2023	Mar. 20, 2023	Mar. 15, 2023	Feb. 27, 2023	Feb. 23, 2023	Jan. 25, 2023	Sep. 27, 2022	Sep. 28, 2023	Dec. 31, 2022	Sep. 26, 2022	Sep. 23, 2022
Extension Note
Subsequent Event [Line Items]
Number of common shares to be redeemed													18,985,950
Amount withdrawn from trust account									$ 192,138,312
Working Capital Note
Subsequent Event [Line Items]
Principal amount											$ 260,000
Scenario Forcast | Charter Amendment Proposal
Subsequent Event [Line Items]
Extension fund amount										$ 100,000
Scenario Forcast | Trust Amendment Proposal
Subsequent Event [Line Items]
Extension fund amount										$ 100,000
Subsequent Event
Subsequent Event [Line Items]
Description of proposals	At the special meeting, the stockholders approved two proposals: (A) to amend the Company’s Amended and Restated Certificate of Incorporation, giving the Company the right to extend the date by which it has to consummate a Business Combination up to six (6) times for an additional one (1) month each time, from March 28, 2023 to September 28, 2023 provided that GigAcquisitions5, LLC (or its designees) must deposit into the Trust Account for each one-month extension funds equal to $100,000 (the “Charter Amendment Proposal”); (B) to amend the Company’s investment management trust agreement, dated as of September 23, 2021, by and between the Company and Continental Stock Transfer & Trust Company, allowing the Company to extend the Combination Period up to six (6) times for an additional one (1) month each time from March 28, 2023 to September 28, 2023 by depositing into the Trust Account for each one-month extension, the sum of $100,000 (the “Trust Amendment Proposal”).
Cash deposited in trust account	$ 100,000
Number of common shares to be redeemed	995,049
Amount withdrawn from trust account	$ 10,449,626
Issued and outstanding common stock own percentage	68.40%
Subsequent Event | Extension Note
Subsequent Event [Line Items]
Principal amount	$ 1,060,000					$ 960,000		$ 960,000
Cash deposited in trust account	$ 100,000
Subsequent Event | Working Capital Note
Subsequent Event [Line Items]
Principal amount						350,000		805,000
Subsequent Event | Wells Fargo Securities LLC
Subsequent Event [Line Items]
Deferred underwriting fee waiver amount				$ 6,440,000
Subsequent Event | IB Capital LLC
Subsequent Event [Line Items]
Business combination, service charge					$ 950,000		$ 850,000
Business combination, service charge paid						350,000
Business combination, service charge payable						600,000
Sponsor | Extension Note
Subsequent Event [Line Items]
Principal amount											$ 640,000	$ 160,000
Sponsor | Working Capital Note
Subsequent Event [Line Items]
Principal amount												$ 65,000
Sponsor | Subsequent Event | Extension Note
Subsequent Event [Line Items]
Principal amount						$ 160,000		160,000
Sponsor | Subsequent Event | Working Capital Note
Subsequent Event [Line Items]
Cash proceeds received for working capital purposes		$ 65,000	$ 65,000					$ 65,000